Acquisitions - Summary of Estimated Fair Values and the Weighted Average Amortization Periods of the Acquired Intangible Assets and Assumed Intangible Liabilities as of the Acquisition Date (Detail) - Solar Acquisition [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2020 USD ($)
Favorable rate revenue contracts —NMC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 960
Weighted Average Amortization Period	5 years
Unfavorable rate revenue contracts—NMC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 270
Weighted Average Amortization Period	23 years
Unfavorable rate revenue contracts—SREC
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 750
Weighted Average Amortization Period	3 years